Debt due within one year (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of Debt Due Within One Year

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2020	2020	2019
Notes payable(1)	28	0.24%	392	1,994
Loans secured by trade receivables	28	1.10%	1,050	1,050
Long-term debt due within one year(2)	24	5.52%	975	837
Total debt due within one year			2,417	3,881
(1)Includes commercial paper of $274 million in U.S. dollars ($349 million in Canadian dollars) and $1,502 million in U.S. dollars ($1,951 million in Canadian dollars) as at December 31, 2020 and December 31, 2019, respectively, which were issued under our U.S. commercial paper program and have been hedged for foreign currency fluctuations through forward currency contracts. See Note 28, Financial and capital management, for additional details.
(2)Included in long-term debt due within one year is the current portion of lease liabilities of $754 million and $775 million as at December 31, 2020 and December 31, 2019, respectively.

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2020	MATURITY	2020	2019
Debt securities
1997 trust indenture		3.68%	2022-2050	16,400	14,500
1976 trust indenture		9.54%	2021-2054	1,100	1,100
2011 trust indenture		4.00%	2024	225	225
2016 U.S. trust indenture (1)		4.41%	2048-2049	2,228	2,273
1996 trust indenture (subordinated)		8.21%	2026-2031	275	275
Lease liabilities		4.91%	2021-2065	4,356	4,599
Other				386	328
Total debt				24,970	23,300
Net unamortized (discount) premium				(19)	15
Unamortized debt issuance costs				(70)	(63)
Less:
Amount due within one year	23			(975)	(837)
Total long-term debt				23,906	22,415
(1)At December 31, 2020 and 2019, notes issued under the 2016 U.S. trust indenture totaled $1,750 million in U.S. dollars, and have been hedged for foreign currency fluctuations through cross currency interest rate swaps. See Note 28, Financial and capital management, for additional details.

Details of Securitized Trade Receivables
The following table provides further details on our securitized trade receivables programs.

FOR THE YEAR ENDED DECEMBER 31	2020	2019
Average interest rate throughout the year	1.58%	2.79%
Securitized trade receivables	2,007	2,185

Summary of Total Bank Credit Facilities
The table below is a summary of our total bank credit facilities at December 31, 2020.

	TOTAL AVAILABLE	DRAWN	LETTERS OF CREDIT	COMMERCIAL PAPER OUTSTANDING	NET AVAILABLE
Committed credit facilities
Unsecured revolving and expansion credit facilities (1)(2)	3,500	—	—	349	3,151
Other	106	—	106	—	—
Total committed credit facilities	3,606	—	106	349	3,151
Total non-committed credit facilities	1,939	—	1,082	—	857
Total committed and non-committed credit facilities	5,545	—	1,188	349	4,008
(1)Bell Canada’s $2.5 billion committed revolving credit facility expires in November 2024 and its $1 billion committed expansion credit facility expires in November 2022.
(2)As of December 31, 2020, Bell Canada’s outstanding commercial paper included $274 million in U.S. dollars ($349 million in Canadian dollars). All of Bell Canada’s commercial paper outstanding is included in debt due within one year.